SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Category	Estimated Useful Life	Estimated Residual

Electronic and office equipment	3-5 years	5%
Motor vehicles	10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	-

Estimated Useful Lives of Intangible Assets
Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term